Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Redeemable Preferred Shares
15.	Convertible redeemable preferred shares
On September 29, 2017, the Company issued 4,945,055 shares of Series A convertible redeemable preferred shares (the “Series A Shares”) for US$6.5520 per share for cash of US$32,400,000.
On November 14, 2017, the Company issued 1,373,626 shares of Series A1 convertible redeemable preferred shares (the “Series A1 Shares”) for US$7.2800 per share for cash of US$10,000,000.
On March 4, 2018, the Company issued 5,420,144 shares of Series B1 convertible redeemable preferred shares (the “Series B1 Shares”) for US$19.3722 per share for cash of US$105,000,000. Subsequent to the Series B1 Closing, the investor, who is a leading provider of Internet Value-added Services, and the Company’s PRC entities entered into a cooperation agreement that the investor will promote the Company’s mobile application and will charge the Company a service fee. See (1) below for accounting treatment.
On March 8, 2018, the Company issued 3,895,728 shares of Series B2 convertible redeemable preferred shares (the “Series B2 Shares”) for US$23.6156 per share for cash of US$92,000,000.
On April 27, 2018, the Company issued 1,751,539 shares of Series B3 convertible redeemable preferred shares (the “Series B3 Shares”) for US$25.9772 per share for cash of US$45,500,000.
On September 4, 2018, the Company issued 1,450,520 shares of Series C1 convertible redeemable preferred shares (the “Series C1 Shares”) at US$34.47 per share for total consideration of US$50,000,000 to a third party investor (“Series C1 Investor A”). The appraised fair value of Series C1 shares is US$36.78 per share. Concurrently, the Company entered into a cooperation agreement with Series C1 Investor A, under which the Group will provide advertising service to Series C1 Investor A. See (2) below for accounting treatment of the discount.
On September 11, 2018, the Company entered into a supplemental agreement with Series C1 Investor A, under which the number of shares subscribed by Series C1 Investor A has been reduced from 1,450,520 to 290,104. The change of numbers has been concluded by the Company as an extinguishment of mezzanine equity as a separate transaction. See (3) below for accounting treatment of the extinguishment.
On September 4, 2018, the Company issued 145,052 shares of Series C1 convertible redeemable preferred shares at US$37.2280 per share for total consideration of US$5,400,000 to another third party investor (“Series C1 Investor B”).
The Series A, Series A1, Series B1, Series B2, Series B3 and Series C1 shares are collectively referred to as the Preferred Shares.
Upon the Series B1 Shares issuance Closing, several terms of the Series A Shares and Series A1 Shares have been updated to be consistent with the new issued Series B1 Shares’ rights summarized as follows:

(1)	The non-cumulative dividend rate for Series A, A1 was modified from 8% to 12%;

(2)
The term of redemption requirement for Series A Shares and Series A1 Shares has been changed from six
years from the date of relevant Series Closing Date to
five
years from the date of Series B1 Shares issuance Closing;

(3)	The percentage to calculate the liquidation amount was modified from 100% to 120% for Series A Shares and Series A1 Shares;

(4)	The definition of a Qualified IPO.
The Company evaluated the modifications in accordance with its accounting policy and concluded that they are modifications, rather than extinguishment of Preferred Shares because the Company determined that the amendment did no
t add, remove, significantly change a substantive contractual term or to the nature of the overall instrument. The intention of the modification was to align the redemption rights and dividends right among existing Preferred Shareholders and the incoming Preferred Shareholders.
The modifications that resulted in difference of between the fair value of the modified Series A and Series A1 Preferred Shares and the carrying value of Series A and Series A1 Preferred Shares on the modification date have been recorded as a deemed dividend of RMB 1,916,871 against retained earnings for the year ended December 31, 2018.
(1) Accounting of Preferred Shares
The Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets because they were convertible at the holders’
 option any time after the date of issuance of such shares and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control, including the Company’s failure to complete a Qualified IPO within five years following the date of Series B1 Closing. A Qualified IPO is defined as a firm commitment underwritten public offering of the Ordinary Shares of the Company (or depositary receipts or depositary shares therefor) in the United States pursuant to an effective registration statement under the United States Securities Act of 1933, as amended or in another jurisdiction which results in the Ordinary Shares trading publicly on a recognized international securities exchange approved by the majority Preferred Shareholders, with (i) if such public offering takes place within
5
years of the Series B1 Closing, minimum
pre-money
valuation of US$
5,000,000,000
and minimum gross proceeds to the Company of US$
500,000,000
, or (ii) if such public offering takes place within the year 2018, minimum post-money valuation of US$
3,000,000,000
and minimum gross proceeds to the Company of US$
300,000,000
. The Preferred Shares are recorded initially at fair value, net of issuance costs.
The Qualified Public Offering deadline is five years following the Closing of Series B1. As such, the failure to complete a Qualified Public Offering by March 4, 2023 would be considered the earliest redemption date for all Preferred Shares.
Based on the Company’s valuation results, the Series B1 Shares were issued on March 4, 2018 at US$19.37 per share with an 18% discount compared with the fair value at US$22.46 per share of the Series B1 Shares on the issuance date. On March 8, 2018, the Series B2 Shares were issued at US$23.62 per share at fair value. Although the Company entered into the cooperation agreement with the B1 investor which would expire in 2021, management concluded the terms were not advantageous in terms of prices or payment terms, and the services covered were not exclusive or unique for the Company, that service fees in the agreement were determined based on market value and that the Company could have obtained similar services with similar prices from other service suppliers. As a result, the cooperation agreement with the investors for the Series B1 Shares were accounted for separately from the issuance of the Series B1 Shares. The Company also determined that the conversion price was higher than the estimated fair value of the ordinary shares on the issuance date and as such that there was no
beneficial conversion feature embedded in the issuance of the Series B1 Shares. Accordingly the Company did not separately account for the discount on the issuance price of Series B1 Shares.
The Company recognized accretion to the respective redemption value of the Preferred Shares over the period starting from issuance date to the earliest redemption date according to the redemption price calculation described above except for Series C1 issued to Series C1 investor A, the related accounting treatment was described in (2) Accounting of discount in Series C1 convertible redeemable preferred shares insurance price below. Preferred shares are denominated in USD and the reporting currency of the Company is RMB. Therefore, foreign currency translation adjustments arising from the fluctuation of the exchange rate between USD and RMB are recorded as a separate component of shareholders’ deficit on the consolidated financial statement.
When the preferred shareholders converted their preferred shares to ordinary shares upon completion of the IPO in September 2018, the Company calculated the accretion value of the preferred share through the IPO date and the difference between the carrying value of the preferred shares on the IPO date and the paid-in
capital of ordinary share converted into were recognized in the additional paid-in
capital.
(2) Accounting of the discount offered to Series C1 Investor A
As mentioned above, the per share cash consideration of US$34.47 received from Series C1 Investor A was lower than the appraised fair value of US$36.78 per share. The discount between the fair value and cash consideration was offered since to Series C1 Investor A has entered into a cooperation agreement with the Company and is going to be a future customer of the Company. Therefore, the discount of US$3.35 million (RMB 22.8 million) has been accounted for as upfront incentive payment to customer. The upfront incentive payment is recorded as a reduction in revenue during the service period in which the Company will provide advertising service to Series C1 Investor A. As of December 31, 2018, the carrying value of incentive payment had not changed, as the Company did not begin providing advertising service to that investor until March of 2019. As of December 31, 2020, the carrying value of the incentive payment was reduced to nil as the Company has provided the full amount of advertising services to the investor during the year.
(3) Accounting of the extinguishment of mezzanine equity related to Series C1 Investor A
As mentioned above, the Company assessed and concluded that the reduction of shares committed from 1,450,520 to 290,104 is an extinguishment of mezzanine equity. The extinguishment of the preferred shares was recorded at fair value on repurchase day. A gain, which was the difference of US$2.68 million (RMB 18.3 million) between the excess of the fair value of the consideration over the carrying value of preferred shares upon the repurchase date, was recorded in accumulated deficit.
(4) Agreement for issuance of Series C2 Shares
On August 27, 2018, the Company entered into a share subscription agreement with a subsidiary of Shanghai Dongfang Newspaper Co., Ltd., commonly known as “The Paper”, a leading online news service provider in China. The Paper is a subsidiary of Shanghai United Media Group, which is a wholly state-owned enterprise.
Pursuant to the share subscription agreement, the Company agreed to issue 1,480,123 Series C2 convertible redeemable preferred shares (or ordinary shares once the Company completes its initial public offering) (“Series C2 Shares”) to The Paper and enter into certain business and strategic cooperation between The Paper and the Group. In particular, the completion of the Series C2 share subscription was subject to regulatory approvals from relevant PRC government authorities. Since the share subscription agreement did not represent a firm commitment to issue shares until the regulatory approval is obtained, the Company did not recognize the issuance of ordinary shares until September 2019. In September 2019, the aforementioned share subscription was approved by the relevant PRC government authorities and as the Company was listed in September 2018, the Class A shares were issued. Refer to Note 3 – Significant equity transactions and acquisitions.
The Company’s convertible redeemable preferred shares were all converted to ordinary shares upon the completion of the Company’s initial public offering in September 2018.